FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current
Marketable securities	$979	$1,262
Restricted cash	1,157	224
Derivative contracts	240	179
Loans and notes receivable	171	211
Other financial assets (1)	124	138
Total current	$2,671	$2,014
Non-current
Marketable securities	$2,902	$3,601
Restricted cash	262	297
Derivative contracts	371	123
Loans and notes receivable	5,329	936
Other financial assets (1)	1,648	1,579
Total non-current	$10,512	$6,536
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(1)Other financial assets include secured debentures, asset backed securities and preferred shares in the partnership’s business services segment.